Taxes (Details) - Schedule of Effective Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Tax Rate [Abstract]
China income tax rate	25.00%	25.00%
Tax exemption/preferential rate reduction		(21.10%)
Change in valuation allowance	(25.40%)	(3.80%)
Effective tax rate	(0.40%)	0.10%